Capital, Reserves and Non-Controlling Interests (Details) - Schedule of outstanding share purchase warrants - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Outstanding Share Purchase Warrants [Abstract]
Number Outstanding, Beginning Balance	17,800,000
Weighted Average Exercise Price, Beginning Balance	$ 1.79
Fair value charged to profit or loss, Beginning Balance	$ 6,063,086
Number Outstanding, Ending Balance	25,100,000	17,800,000
Weighted Average Exercise Price, Ending Balance	$ 1.58	$ 1.79
Fair value charged to profit or loss, Ending Balance	$ 10,488,018	$ 6,063,086
Number Outstanding, Issued	7,300,000	17,800,000
Weighted Average Exercise Price, Issued	$ 1.05	$ 1.79
Fair value charged to profit or loss, Issued	$ 4,424,932	$ 6,063,086